Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA SERIES, INC.

SunAmerica Focused StarALPHA Portfolio (the “Portfolio”)

Supplement dated February 2, 2012

to the Prospectus dated March 1, 2011

as supplemented and amended to date

Effective immediately, Alex Motola no longer serves as a portfolio manager of the Portfolio. Accordingly, all references to Mr. Motola in the Prospectus are hereby deleted in their entirety.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_FOCPR_2-11

Pursuant to Rule 497(e)

Registration No. 333-11283

SUNAMERICA SERIES, INC.

SunAmerica Focused StarALPHA Portfolio (the “Portfolio”)

Supplement dated February 2, 2012

to the Statement of Additional Information (“SAI”)

dated March 1, 2011, as supplemented and amended to date

Effective immediately, Alex Motola no longer serves as a portfolio manager of the Portfolio. Accordingly, all references to Mr. Motola in the SAI are hereby deleted in their entirety.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP3_FOCPR_2-11